Organization (Details) - Schedule of Loss Per Share Before and After the Retrospective Adjustments (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Before Adjustment [Member]
Organization (Details) - Schedule of Loss Per Share Before and After the Retrospective Adjustments (Parentheticals) [Line Items]
Diluted	$ (0.0019)
Diluted	93,061,216	93,061,216
After Adjustment [Member]
Organization (Details) - Schedule of Loss Per Share Before and After the Retrospective Adjustments (Parentheticals) [Line Items]
Diluted	$ (1.4274)
Diluted	12,447,760	12,447,760